UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New Mountain Vantage Advisers, L.L.C.
Address: 787 Seventh Avenue
         49th Floor
         New York, NY  10019

13F File Number:  28-12378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven B. Klinsky
Title:     Managing Member
Phone:     212-720-0300

Signature, Place, and Date of Signing:

     /s/ Steven B. Klinsky     New York, NY/USA     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $1,224,226 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12375                      New Mountain Vantage GP, L.L.C.
2    28-12376                      Steven B. Klinsky

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARTIO GLOBAL INVS INC          COM CL A         04315B107    18334  1198277 SH       DEFINED 1  2          1198277        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3276   250000 SH  CALL DEFINED 1  2           250000        0        0
BMC SOFTWARE INC               COM              055921100    26377   651607 SH       DEFINED 1  2           651607        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104    33986  1040917 SH       DEFINED 1  2          1040917        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100    97151  2617206 SH       DEFINED 1  2          2617206        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    18161  1615367 SH       DEFINED 1  2          1615367        0        0
EOG RES INC                    COM              26875P101    29220   314295 SH       DEFINED 1  2           314295        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    22755   838754 SH       DEFINED 1  2           838754        0        0
GYMBOREE CORP                  COM              403777105     9259   222899 SH       DEFINED 1  2           222899        0        0
HEWLETT PACKARD CO             COM              428236103    36801   874768 SH       DEFINED 1  2           874768        0        0
INERGY L P                     UNIT LTD PTNR    456615103      837    21100 SH       DEFINED 1  2            21100        0        0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    35820   688044 SH       DEFINED 1  2           688044        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    47749   735388 SH       DEFINED 1  2           735388        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109    11991   256814 SH       DEFINED 1  2           256814        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100    41352  1960742 SH       DEFINED 1  2          1960742        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106    50017   972152 SH       DEFINED 1  2           972152        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    26239   469140 SH       DEFINED 1  2           469140        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589    16733   500999 SH       DEFINED 1  2           500999        0        0
NATIONAL FUEL GAS CO N J       COM              636180101    81750  1577880 SH       OTHER   1  2                0  1577880        0
NATIONAL FUEL GAS CO N J       COM              636180101   140690  2715494 SH       DEFINED 1  2          2715494        0        0
NCR CORP NEW                   COM              62886E108    14061  1031619 SH       DEFINED 1  2          1031619        0        0
NEUTRAL TANDEM INC             COM              64128B108    17364  1453037 SH       DEFINED 1  2          1453037        0        0
OASIS PETE INC NEW             COM              674215108    16100   831202 SH       DEFINED 1  2           831202        0        0
PFIZER INC                     COM              717081103    61173  3562773 SH       DEFINED 1  2          3562773        0        0
SAIC INC                       COM              78390X101    33775  2113583 SH       DEFINED 1  2          2113583        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    42079  3027246 SH       DEFINED 1  2          3027246        0        0
SOUTHERN UN CO NEW             COM              844030106    46435  1929955 SH       DEFINED 1  2          1929955        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    41419   323814 SH       DEFINED 1  2           323814        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    25582   200000 SH  PUT  DEFINED 1  2           200000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    72643   636492 SH       DEFINED 1  2           636492        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    21239   402627 SH       DEFINED 1  2           402627        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    10550   200000 SH  CALL DEFINED 1  2           200000        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     5250   109650 SH       DEFINED 1  2           109650        0        0
WATSCO INC                     COM              942622200     7244   130097 SH       DEFINED 1  2           130097        0        0
WEATHERFORD INTERNATIONAL LT   REG              H27013103     6840   400000 SH  CALL DEFINED 1  2           400000        0        0
WEATHERFORD INTERNATIONAL LT   REG              H27013103    53974  3156392 SH       DEFINED 1  2          3156392        0        0